Stock-Based Compensation Plans and Arrangements - Restricted Stock and Performance Stock Unit Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 18.0
Weighted average period for total unrecognized compensation cost	1 year 9 months 18 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	4	6	9
Unrecognized compensation cost	0.2
Weighted average period for total unrecognized compensation cost	9 months 18 days
Restricted Stock Units and Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	14.0
Weighted average period for total unrecognized compensation cost	1 year 10 months 24 days
Total fair value of restricted stock units that vested and converted to common stock	$ 13.0	$ 0.4	$ 0.4